Goodwill and Other Intangible Assets, Net - Changes in goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance	$ 1,358,000,000	$ 1,028,000,000	$ 1,023,000,000
Egencia acquisition adjustments	2,000,000
Additions		343,000,000
Currency translation adjustments	(14,000,000)	(13,000,000)	5,000,000
Ending balance	1,346,000,000	1,358,000,000	1,028,000,000	$ 1,023,000,000
Goodwill impairment loss	0	0	$ 0	$ 0
Goodwill, Acquired During Period		343,000,000
Accumulated goodwill impairment loss	0	0
Ovation
Goodwill [Roll Forward]
Additions		36,000,000
Goodwill, Acquired During Period		36,000,000
Egencia [Member]
Goodwill [Roll Forward]
Egencia acquisition adjustments	$ 2,000,000
Additions		307,000,000
Goodwill, Acquired During Period		$ 307,000,000